Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,637,500,000.00
Previously Paid Amount	226,138.75
Total Fee Amount	226,138.75
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A